Equity Method Investments	3 Months Ended
Mar. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
The following table provides a summary of changes in our equity method investments:

Carrying Value
(in thousands)
Balance as of December 31, 2011	$2,270
Share of income from equity method investments	171
Adjustments related to acquisition of CASEE	(1,981)
Foreign exchange differences	42
Balance as of March 31, 2012	$502